Financial Instruments - Summary of Outstanding Collar Options to Purchase Foreign Currency (Detail) - Options to purchase foreign currency [Member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
0-1 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	$ 813	$ 1,734
Fair value Liability	(19)	(33)
Fair Value Asset	4	$ 57
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	907
Fair value Liability	(20)
Fair Value Asset	$ 8